Impact of Changes in Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of reconciliation of non-cancellable operating lease commitments and lease liabilities recognized on initial application
The following is a reconciliation of
non-cancellable
operating lease commitments applying IAS 17 as of March 31, 2019, and the lease liabilities recognized at the date of initial application:

JPY (millions)
Non-cancellable operating lease commitments discounted using the incremental borrowing rate as of April 1, 2019	59,469
Finance lease obligations as of March 31, 2019	5,713
Cancellable operating lease contracts	81,800
Extension options reasonably certain to be exercised	33,849

Lease liabilities as of April 1, 2019	180,831